Segment Information (Summary of Financial Information by Geographical Area (Parenthetica)) (Detail) - Sales revenue [Member] - Canpotex [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
China [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	11.00%	13.00%
Other Countries [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	15.00%	12.00%
Latin America [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	39.00%	40.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	6.00%	7.00%
Other Asian markets [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	29.00%	28.00%